INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES

(Loss) income before income tax consisted of:

	Year Ended December 31,
	2015	2014	2013
Macau operations	$277,764	$775,790	$865,911
Hong Kong operations	(54,778)	(10,062)	(21,241)
Other jurisdictions’ operations	(282,763)	(235,306)	(264,216)

Total (loss) income before income tax	$(59,777)	$530,422	$580,454

The income tax expense consisted of:

	Year Ended December 31,
	2015	2014	2013
Income tax expense - current:
Macau Complementary Tax	$408	$2,761	$41
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	5,590
Hong Kong Profits Tax	800	1,171	654
Income tax in other jurisdictions	283	622	99

Sub-total	4,286	7,349	6,384

(Over) under provision of income tax in prior years:
Macau Complementary Tax	(423)	(57)	(417)
Hong Kong Profits Tax	(14)	124	(2)
Income tax in other jurisdictions	(5)	91	8

Sub-total	(442)	158	(411)

Income tax expense (benefit) - deferred:
Macau Complementary Tax	(3,351)	(3,917)	(3,543)
Hong Kong Profits Tax	32	(22)	12
Income tax in other jurisdictions	506	(532)	(1)

Sub-total	(2,813)	(4,471)	(3,532)

Total income tax expense	$1,031	$3,036	$2,441

A reconciliation of the income tax expense from (loss) income before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2015	2014	2013
(Loss) income before income tax	$(59,777)	$530,422	$580,454
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(7,173)	63,651	69,654
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	5,590
Effect of different tax rates of subsidiaries operating in other jurisdictions	(37,422)	(25,416)	(9,642)
(Over) under provision in prior years	(442)	158	(411)
Effect of income for which no income tax expense is payable	(1,850)	(2,272)	(395)
Effect of expenses for which no income tax benefit is receivable	18,824	12,441	26,557
Effect of profits generated by gaming operations exempted from Macau Complementary Tax	(64,437)	(109,189)	(125,702)
Losses that cannot be carried forward	979	—	—
Change in valuation allowance	89,757	60,868	36,790

	$1,031	$3,036	$2,441

The Company and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the Philippines and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, income tax in the Philippines and other jurisdictions, respectively, during the years ended December 31, 2015, 2014 and 2013. The Company’s subsidiary incorporated in the United States of America and dissolved in June 2013, is subject to income tax in the United States of America up to the date of dissolution in 2013.

Macau Complementary Tax, Hong Kong Profits Tax and the Philippines income tax have been provided at 12%, 16.5% and 30% on the estimated taxable income earned in or derived from Macau, Hong Kong and the Philippines, respectively, during the years ended December 31, 2015, 2014 and 2013, if applicable. Income tax in other jurisdictions for the years ended December 31, 2015, 2014 and 2013 were provided mainly for the profits of the representative offices and branches set up by a subsidiary of the Company in the region where they operate. No provisions for income tax in the United States of America for the year ended December 31, 2013 was provided as the subsidiary incurred tax losses.

Melco Crown Macau has been exempted from Macau Complementary Tax on profits generated by gaming operations for five years commencing from 2007 to 2011 pursuant to the approval notice issued by the Macau Government dated June 7, 2007, and continues to benefit from this exemption for another five years from 2012 to 2016 pursuant to the approval notice issued by the Macau Government in April 2011. Pursuant to a notice issued by the Macau Government dated January 12, 2015, one of the Company’s subsidiaries in Macau has also been exempted from Macau Complementary Tax on profits generated from income received from Melco Crown Macau until 2016, to the extent that such income is derived from Studio City gaming operations, coinciding with Melco Crown Macau’s exemption from Macau Complementary Tax. The dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax. The non-gaming profits of Melco Crown Macau and the Company’s subsidiary in Macau remain subject to the Macau Complementary Tax and Melco Crown Macau casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

During the years ended December 31, 2015, 2014 and 2013, Melco Crown Macau reported net income and had the Group been required to pay such taxes, the Group’s consolidated net income attributable to Melco Crown Entertainment Limited for the years ended December 31, 2015, 2014 and 2013 would have been decreased by $64,437, $109,189 and $125,702, respectively. The basic and diluted net income attributable to Melco Crown Entertainment Limited per share would have reported reduced income of $0.040 and $0.040 per share for the year ended December 31, 2015, $0.066 and $0.066 per share for the year ended December 31, 2014, and $0.076 and $0.076 per share for the year ended December 31, 2013, respectively. During the year ended December 31, 2015, the Company’s subsidiary in Macau reported net loss and no effect of the tax holiday on the consolidated net income attributable to Melco Crown Entertainment Limited and on the basic and diluted loss per share of the Group.

In 2013, Melco Crown Macau made an application to the Macau Government for a tax concession arrangement for its shareholders. Pursuant to the proposed terms issued by the Macau Government in December 2013 which was accepted by Melco Crown Macau in January 2014, an annual lump sum amount of MOP22,400,000 (equivalent to $2,795) is payable by Melco Crown Macau to the Macau Government, effective retroactively from 2012 through 2016, coinciding with the 5-year extension of the tax holiday as mentioned above, as payments in lieu of Macau Complementary Tax otherwise due by the shareholders of Melco Crown Macau on dividend distributions from gaming profits. Such annual lump sum tax payments are required regardless of whether dividends are actually distributed or whether Melco Crown Macau has distributable profits in the relevant year. The income tax provision for the year 2013 included the annual lump sum dividend withholding tax payments accrued for the years 2013 and 2012.

The effective tax rates for the years ended December 31, 2015, 2014 and 2013 were negative rate of 1.7%, positive rates of 0.6% and 0.4%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of profits generated by gaming operations exempted from Macau Complementary Tax, the effect of change in valuation allowance, the effect of different tax rates of subsidiaries operating in other jurisdictions and the effect of expenses for which no income tax benefit is receivable for the years ended December 31, 2015, 2014 and 2013.

The net deferred tax liabilities as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014
Deferred tax assets
Net operating loss carried forwards	$149,616	$94,280
Depreciation and amortization	15,644	13,377
Deferred deductible expenses	3,994	4,402
Deferred rents	21,243	12,896
Others	7,219	9,527

Sub-total	197,716	134,482

Valuation allowances
Current	(26,617)	(18,626)
Long-term	(165,583)	(109,301)

Sub-total	(192,200)	(127,927)

Total deferred tax assets	5,516	6,555

Deferred tax liabilities
Land use rights	(52,032)	(55,683)
Intangible assets	(505)	(505)
Unrealized capital allowance	(3,061)	(2,821)
Others	(5,414)	(5,848)

Total deferred tax liabilities	(61,012)	(64,857)

Deferred tax liabilities, net	$(55,496)	$(58,302)

As of December 31, 2015 and 2014, valuation allowances of $192,200 and $127,927 were provided, respectively, as management believes that it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2015, adjusted operating tax loss carry forwards, amounting to $175,986, $228,760 and $429,924 will expire in 2016, 2017 and 2018, respectively. Adjusted operating tax loss carried forward of $152,118 has expired during the year ended December 31, 2015.

Deferred tax, where applicable, is provided under the liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Aggregate undistributed earnings of the Company’s foreign subsidiaries available for distribution to the Company of approximately $6,630 and $11,447 as at December 31, 2015 and 2014, respectively, are considered to be indefinitely reinvested and the amounts as of December 31, 2015 and 2014 exclude the undistributed earnings of Melco Crown Macau. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Company would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $994 and $1,717 as at December 31, 2015 and 2014, respectively.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there was no significant uncertain tax position requiring recognition in the consolidated financial statements for the years ended December 31, 2015, 2014 and 2013 and there is no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. As of December 31, 2015 and 2014, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

The income tax returns of the Company and its subsidiaries remain open and subject to examination by the tax authorities of Hong Kong, Macau, the Philippines, the United States of America and other jurisdictions until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, Macau, the Philippines and the United States of America are 6 years, 5 years, 3 years and 3 years, respectively.